Related Parties - Schedule of Due from Related Parties (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Due from related party	$ 6,605,572	$ 387,917
Due to related party			$ (1,866,835)
Dal Taro Holdings II, LLC [Member]
Due from related party	38,887		35,818
Employees4Hire, LLC [Member]
Due from related party		27,213
Due to related party			(691,950)
Green Wagon Holdings, LLC [Member]
Due from related party	5,361,252	360,703	586,797
Ketores Holdings, LLC [Member]
Due to related party			(1,610,000)
Panorama Crest, LLC [Member]
Due from related party	$ 100,000
Due to related party			(149,450)
Barracco Realty, LLC [Member]
Due to related party			(3,000)
Related Individual [Member]
Due to related party			$ (35,050)